Note 1 - Description of Business and Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Number of Wholly-Owned Operating Subsidiaries			3
Number of Financial Institutions in which Cash Balances are Maintained			1
Cash, FDIC Insured Amount			$ 250,000
Cash, Uninsured Amount			0
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	$ 0		$ 0	$ 0
Common Stock, Par or Stated Value Per Share	$ 0.10		$ 0.10	$ 0.10
Common Stock, Shares Authorized	9,000,000		9,000,000	9,000,000
Common Stock, Shares, Issued	5,583,702		5,565,943	5,177,245
Common Stock, Shares, Outstanding	5,583,702		5,565,943	5,177,245
Weighted Average Number of Shares Outstanding, Basic and Diluted	5,571,529	5,295,510	5,421,972	4,431,740
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable			$ 0	$ 827,952
Unrecognized Tax Benefits			$ 0	0
Interest Rate Risk, Fixed Income Securities, Impact of 1 Percent Increase in Interest Rate			(6.60%)
Pioneer Whole Life [Member]
Reinsurance Retention Policy, Amount Retained			$ 35,000
Solid Solutions Term Life Series and Sound Solutions Term Life Series [Member]
Reinsurance Retention Policy, Amount Retained			$ 25,000
Accidental Death Benefit Rider [Member]
Reinsurance Retention Policy, Reinsured Risk, Percentage			100.00%
Group Life Products [Member]
Reinsurance Retention Policy, Excess Retention, Percentage			25.00%
Reinsurance Retention Policy, Amount Retained			$ 100,000
Group Accidental Death and Dismemberment [Member]
Reinsurance Retention Policy, Excess Retention, Percentage			25.00%
Reinsurance Retention Policy, Amount Retained			$ 25,000
Group Disability [Member]
Reinsurance Retention Policy, Reinsured Risk, Percentage			100.00%
Critical Illness [Member]
Reinsurance Retention Policy, Reinsured Risk, Percentage			66.00%
Policyholder Benefit Reserves [Member]
Supplementary Insurance Information, Other Policy Claims and Benefits Payable			$ 37,391
Allowance for Reinsurance Recoverable [Member]
Valuation Allowances and Reserves, Balance			$ 0	$ 0
Computer Equipment [Member]
Property, Plant and Equipment, Useful Life			5 years
Furniture and Equipment [Member]
Property, Plant and Equipment, Useful Life			10 years
Software and Software Development Costs [Member]
Property, Plant and Equipment, Useful Life			10 years
Direct Premium Revenue [Member] | Product Concentration Risk [Member] | Single Pay Life Products [Member]
Concentration Risk, Percentage			85.00%
Direct Premium Revenue [Member] | Product Concentration Risk [Member] | Individual Life Products [Member]
Concentration Risk, Percentage			9.00%
Direct Premium Revenue [Member] | Product Concentration Risk [Member] | Group Life Products [Member]
Concentration Risk, Percentage			6.00%